Business Segments - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended															3 Months Ended
	Dec. 31, 2013 USD ($) segment	Dec. 28, 2012 USD ($)	Dec. 30, 2011 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2013 Total segment USD ($)	Dec. 28, 2012 Total segment USD ($)	Dec. 30, 2011 Total segment USD ($)	Dec. 31, 2013 Total segment International Operations USD ($)	Dec. 28, 2012 Total segment International Operations USD ($)	Dec. 30, 2011 Total segment International Operations USD ($)	Dec. 31, 2013 Total segment Asia USD ($)	Dec. 31, 2013 Total segment Europe USD ($)	Dec. 31, 2013 Total segment Americas Excluding The United States USD ($)	Dec. 31, 2013 Total segment Middle East And Africa USD ($)	Dec. 31, 2013 Total segment Ireland and the United Kingdom USD ($)	Dec. 31, 2013 Total segment Former Timeshare Segment USD ($)	Dec. 28, 2012 Total segment Former Timeshare Segment USD ($)	Dec. 30, 2011 Total segment Former Timeshare Segment USD ($)	Dec. 31, 2013 Assets held for sale USD ($)	Mar. 31, 2014 Subsequent Event segment
Segment Reporting Information [Line Items]
Number of operating segments																				6
Number of operating segments related to reorganization																				4
Number of business segments	3
Selling expenses					$ 49	$ 53	$ 354
Percentage of selling expense																		82.00%
Revenues	12,784	11,814	12,317		12,518	11,526	12,197	2,149	1,912	1,945						0	0	1,438
Segment financial results	897	849	356					269	283	172	91	50	84	18	26
Property and equipment	1,543	1,539						238	491
Fixed assets, held for sale	$ 105			€ 76															$ 341